Derecognition of financial assets	6 Months Ended
Apr. 30, 2023
Text Block [Abstract]
Derecognition of financial assets

8.	Derecognition of financial assets
Securitization of residential mortgage loans
The Bank securitizes fully insured residential mortgage loans, Bank originated and others, through the creation of mortgage-backed securities (MBS) under the National Housing Act (NHA) MBS program, sponsored by Canada Mortgage and Housing Corporation (CMHC). MBS created under the program are sold to Canada Housing Trust (the Trust), a government sponsored entity under the Canada Mortgage Bond (CMB) program. The Trust issues securities to third-party investors. The CMHC also purchased insured mortgage pools from the Bank under the Insured Mortgage Purchase Program (IMPP).
The sale of mortgages under the above programs do not meet the derecognition requirements, where the Bank retains the pre-payment and interest rate risks associated with the mortgages, which represent substantially all the risks and rewards associated with the transferred assets.
The transferred mortgages continue to be recognized on the Consolidated Statement of Financial Position as residential mortgage loans. Cash proceeds from the transfer are treated as secured borrowings and included in Deposits – Business and government on the Consolidated Statement of Financial Position.

The following table provides the carrying amount of transferred assets that do not qualify for derecognition and the associated liabilities:

	As at
($ millions)	April 30 2023 (1)	January 31 2023 (1)	October 31 2022 (1)
Assets
Carrying value of residential mortgage loans	$14,970	$14,898	$15,032
Other related assets (2)	9,594	9,458	9,854
Liabilities
Carrying value of associated liabilities	$22,780	$22,892	$24,173
(1)
The fair value of the transferred assets is $22,753

(January 31, 2023 – $22,833; October 31, 2022 – $23,379) and the fair value of the associated liabilities is $22,153 (January 31, 2023 – $22,207; October 31, 2022 – $23,254) for a net position of $600

(January 31, 2023 – $626; October 31, 2022 – $125).

(2)
These include cash held in trust and trust permitted investment assets, including repurchase style transactions of mortgage-backed securities, acquired as part of the principal reinvestment account that the Bank is required to maintain in order to participate in the programs.

Securitization of personal lines of credit, credit cards and auto loans
The Bank securitizes a portion of its credit card and auto loan receivables through consolidated structured entities. These receivables continue to be recognized on the Consolidated Statement of Financial Position as personal loans and credit card loans. During the quarter,
$1,462
million (January 31, 2023 – nil; October 31, 2022 – nil) of the Bank’s Canadian credit card receivables were securitized, on a revolving basis through Trillium Credit Card Trust II (Trillium), a Bank-sponsored consolidated structured entity. As at April 30, 2023,
US $1,087 million ($1,473
million Canadian
dollar equivalent) Class A senior notes and Class B and Class C subordinated notes were outstanding in respect of Series 2023-1 and 2023-2 and included in Deposits – Business and government on the Consolidated Statement of Financial Position. As at April 30, 2023, assets pledged in relation to these notes were credit card receivables, denominated in Canadian dollars, of
$1,620
million (January 31, 2023 – nil; October 31, 2022 – nil).
Securities sold under repurchase agreements and securities lent
The Bank enters into transactions, such as repurchase agreements and securities lending agreements, where the Bank transfers assets under agreements to repurchase them on a future date and retains all the substantial risks and rewards associated with the assets. The transferred securities remain on the Consolidated Statement of Financial Position.
The following table provides the carrying amount of the transferred assets and the associated liabilities:

	As at
($ millions)	April 30 2023 (1)	January 31 2023 (1)	October 31 2022 (1)
Carrying value of securities associated with:
Repurchase agreements (2)	$114,423	$111,534	$122,552
Securities lending agreements	59,028	60,896	52,178
Total	173,451	172,430	174,730
Carrying value of associated liabilities (3)	$132,631	$132,206	$139,025
(1)
The fair value of transferred assets is $173,451 (January 31, 2023 – $172,430; October 31, 2022 – $174,730) and the fair value of the associated liabilities is $132,631 (January 31, 2023 – $132,206; October 31, 2022 – $139,025) for a net position of $40,820 (January 31, 2023 – $40,224; October 31, 2022 – $35,705).

(2)	Does not include over-collateralization of assets pledged.
(3)	Liabilities for securities lending arrangements only include amounts related to cash collateral received. In most cases, securities are received as collateral.
Continuing involvement in transferred financial assets that qualify for derec
ognition
Loans issued by the Bank under the Canada Emergency Business Account (CEBA) program are derecognized from the Consolidated Statement of Financial Position as the program meets the pass-through criteria for derecognition of financial assets under IFRS 9.
As at April 30, 2023, the Bank has derecognized $3.7 billion CEBA loans (January 31, 2023 – $3.8 billion; October 31, 2022 – $3.9 billion). The Bank retains a continuing involvement in these derecognized loans through its servicing of these loans on behalf of Export Development Canada. The appropriate level of administration fees for servicing the loans has been recognized.